CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Balance at Mar. 31, 2012
Increase (Decrease) in Stockholders' Equity
Net income	$ 680			$ 646	$ 34
Reorganization and issuance of stock	1,999		1,999
Reorganization and issuance of stock (in shares)		296,725
Stock-based compensation expense	787		787
Balance at Mar. 30, 2013	77,624	2	77,543	(3,725)	3,804
Balance (in shares) at Mar. 30, 2013		18,929,350
Increase (Decrease) in Stockholders' Equity
Net income	5,660			5,377	283
Stock-based compensation expense	1,291		1,291
Balance at Mar. 29, 2014	84,575	2	78,834	1,652	4,087
Balance (in shares) at Mar. 29, 2014		18,929,350
Increase (Decrease) in Stockholders' Equity
Net income	11,120			11,116	4
Dividends paid	(41,300)		(39,648)	(1,652)
Reorganization and issuance of stock			4,091		(4,091)
Reorganization and issuance of stock (in shares)		1,000,000
Issuance of stock in IPO, net of costs	82,224	1	82,223
Issuance of stock in IPO, net of costs (in shares)		5,750,000
Issuance of restricted stock awards		30,000
Stock-based compensation expense	1,459		1,459
Balance at Dec. 27, 2014	$ 138,078	$ 3	$ 126,959	$ 11,116
Balance (in shares) at Dec. 27, 2014		25,709,000